Share capital - Schedule of Issued and Fully Paid Share Capital (Details) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Nov. 25, 2009
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
At 1 January	[1]	£ 6,729	£ 7,102
At 31 December		£ 6,358	£ 6,729	[1]	£ 7,102	[1]
Ordinary shares, nominal value 10 pence each
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Par value per share (in GBP per share)		£ 0.10					£ 0.25
Number of shares outstanding, at 1 January (in shares)		67,287,852,204	71,022,593,135		70,839,206,060
At 1 January		£ 6,729	£ 7,102		£ 7,084
Number of shares, issued under employee share schemes (in shares)		667,636,165	793,990,660		183,387,075
Issued under employee share schemes		£ 67	£ 80		£ 18
Number of shares, share buy-back programme (in shares)		(4,386,262,707)	(4,528,731,591)		0
Share buyback programme (note 43)		£ (438)	£ (453)		£ 0
Number of shares outstanding, at 31 December (in shares)		63,569,225,662	67,287,852,204		71,022,593,135
At 31 December		£ 6,358	£ 6,729		£ 7,102
% of share capital		99.46%	99.50%

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.